Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jul. 31, 2015	Jul. 31, 2014
Net operating losses	$ 78,278	$ 170,552
Total deferred tax assets	78,278	170,552
Less: valuation allowance	78,278	170,552
Deferred tax assets, net	0	0
Subsidiaries in PRC [Member]
Net operating losses	0	111,844
Total deferred tax assets	0	111,844
Less: valuation allowance	0	0
Deferred tax assets, net	0	111,844
Timing differences of revenue recognition	83,101	0
Total deferred tax liabilities	$ 83,101	$ 0